Note 19 - Trade and Other Receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade receivables	$ 4,959	$ 3,112	$ 6,193	$ 5,899
Contract assets	2,723	3,382	3,929	1,800
Prepayments	2,837	432	2,919	628
Other receivables	2,011	5,475	1,951	2,072
Current tax receivable	182	155	0	0
Total	$ 12,712	$ 12,556	$ 14,992	$ 10,399